FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 23, 2022
Liabilities
Asset impairment charges		$ 0	$ 0	$ 0	$ 0
Avista Public Acquisition Corp. II [Member]
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Maximum additional aggregate purchase price	$ 100,000,000
Assets
Investments held in Trust Account	237,188,875	237,188,875	235,750,000	235,750,000
Liabilities
Derivative liability - Forward Purchase and Backstop Securities	1,595,500	1,595,500	$ 0	$ 0
Fair Value, Recurring [Member] | Avista Public Acquisition Corp. II [Member]
Assets
Investments held in Trust Account	237,188,875	237,188,875
Liabilities
Derivative liability - Forward Purchase and Backstop Securities	1,595,500	1,595,500
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Avista Public Acquisition Corp. II [Member]
Assets
Investments held in Trust Account	237,188,875	237,188,875
Fair Value, Inputs, Level 3 [Member] | Avista Public Acquisition Corp. II [Member]
Liabilities
Derivative liability - Forward Purchase and Backstop Securities	1,595,500	1,595,500				$ 448,380
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Avista Public Acquisition Corp. II [Member]
Liabilities
Derivative liability - Forward Purchase and Backstop Securities	$ 1,595,500	$ 1,595,500